ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Management Commentary Explanatory [Line Items]
Financial assets		$ 65,191	$ 61,698
Other financial assets		29,968	25,887
Common Equity in Managed Investments		0	0
Corporation's Capital		412,279	400,175
Equity		161,645	165,383	$ 167,564
Non-controlling interest - preferred equity		230	230
Financial liabilities		300,707	285,251
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,973	14,232
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		115,049	119,406	122,229
Non-controlling interest - preferred equity		115,049	119,406
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 42,493	42,493	41,874	41,232
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103	4,103	$ 4,103
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets		1,738	1,234
Common Equity in Managed Investments		58,442	56,147
Other Assets and Liabilities		1,506	2,238
Corporation's Capital		61,799	60,439
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,973	14,232
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		42,493	41,874
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		$ 230	$ 230